Subsequent events (Details) $ / shares in Units, $ in Millions, $ in Millions	Jul. 08, 2025 CAD ($)	Jul. 08, 2025 USD ($)	Jul. 16, 2025 CAD ($) $ / shares	Jul. 16, 2025 USD ($)
Major business combination | Augusta Gold Corp
Disclosure of subsidiaries [line items]
Business combination, price per share (in CAD per share) | $ / shares			$ 1.70
Business combination, fully diluted equity value			$ 152.0	$ 111.0
Repayment of stockholder loans | $				$ 32.6
G2 Goldfields Inc | Classification of assets as held for sale
Disclosure of subsidiaries [line items]
Percentage of equity interest sold	14.91%	14.91%
Proceeds from disposal of other investments	$ 98.9	$ 70.0
Gain on disposal of investments, ratio	15	15